Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenues by Geographic Region
Revenue by geographic region is based on the country in which our customer is located and is summarized by geographic area as follows (in thousands):

	Three Months Ended June 30,
	2024	2023
France	$1,866	$1,258
Spain	1,450	896
All Other Countries	8,450	10,806

Total Revenues	$11,766	$12,960

	Six Months Ended June 30,
	2024	2023
France	$3,536	$3,113
Spain	2,562	2,520
United Kingdom	2,173	2,257
All Other Countries	12,881	19,141

Total Revenues	$21,152	$27,031

Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands

	Year Ended December 31,
	2023	2022
France
Turkey	5,494	4,079
Spain	4,618	6,852
Chile	2,708	5,008
All other countries	35,078	42,240

Total Revenues	$53,467	$64,211